Concentrations and Credit Risk	12 Months Ended
Dec. 31, 2018
Concentrations and Credit Risk
Concentrations and Credit Risk

Note 11. Concentrations and Credit Risk

For the years ended December 31, 2018 and 2017, a significant portion of the Company’s gross product sales reported were through three customers, and a significant portion of the Company’s accounts receivable as of December 31, 2018 and 2017 were due from these customers as well. The following table sets forth the percentage of the Company’s gross sales and accounts receivable attributable to these customers for the periods indicated:

	Gross Product Sales
	Year Ended
	December 31,
	2018	2017
Amerisource Bergen	7%	23%
Cardinal Health	55%	37%
McKesson	34%	32%
Combined Total	96%	92%

	Gross Account
	Receivables
	December 31,	December 31,
	2018	2017
Amerisource Bergen	6%	7%
Cardinal Health	61%	57%
McKesson	29%	29%
Combined Total	96%	93%

Purchasing

For the year ended December 31, 2018, four suppliers accounted for more than 96% of the Company’s purchases of raw materials for products that are manufactured by the Company.

Three suppliers accounted for more than 91% of the Company’s purchases of raw materials manufactured by the Company for the year ended December 31, 2017.

The Company purchases various API of finished products at contractual minimum levels through agreements with third parties. Individually, none of these agreements are material to the Company, therefore, the Company does not believe at this time that any of the purchase obligations represent levels above the normal course of business.

Sales by Product

For the years ended December 31, 2018 and 2017, one product accounted for 66% and 15%, respectively, of the Company's total gross product sales.

Royalty Sales

The following tables set forth the percentage of the revenues and accounts receivable recognized in connection with Company's royalty contracts for the years ended December 31, 2018 and 2017, respectively:

	Year ended
	December 31, 2018
	Gross	Gross Royalty
	Royalty Revenue	Accounts Receivable
Customer 4	36%	43%
Customer 5	31%	30%
Customer 6	—%	—%
Combined Total	67%	73%

	Year ended
	December 31, 2017
	Gross	Gross Royalty
	Royalty Revenue	Accounts Receivable
Customer 4	54%	NM	%
Customer 5	14%	NM	%
Customer 6	21%	NM	%
Combined Total	89%	—%